Segment Reporting - Schedule of Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Operating Segments [Line Items]
Revenues	$ 10,939	$ 10,208	$ 9,501
Identifiable operating expenses	5,553	5,104	4,601
Allocated expenses	2,438	2,329	2,301
Segment profit	2,948	2,775	2,599
Unallocable expenses	289	255	224
Operating profit	2,659	2,520	2,375
Other income, net	495	459	476
Share in associate's profit/ (loss), including impairment	(11)	(5)
Profit before Income taxes	3,143	2,974	2,851
Income tax expense	657	834	799
Net profit	2,486	2,140	2,052
Depreciation and amortization charges	289	254	222
Non-cash expenses other than depreciation and amortisation	29	1	2
All Other Segments
Disclosure of Operating Segments [Line Items]
Revenues	311	330	260
Identifiable operating expenses	180	210	156
Allocated expenses	71	76	65
Segment profit	60	44	39
Operating Segments | North America
Disclosure of Operating Segments [Line Items]
Revenues	6,605	6,320	5,957
Identifiable operating expenses	3,429	3,222	2,936
Allocated expenses	1,494	1,460	1,459
Segment profit	1,682	1,638	1,562
Operating Segments | Europe
Disclosure of Operating Segments [Line Items]
Revenues	2,596	2,295	2,186
Identifiable operating expenses	1,324	1,147	1,060
Allocated expenses	586	529	534
Segment profit	686	619	592
Operating Segments | India
Disclosure of Operating Segments [Line Items]
Revenues	346	325	246
Identifiable operating expenses	141	149	109
Allocated expenses	66	66	51
Segment profit	139	110	86
Operating Segments | Rest of the World
Disclosure of Operating Segments [Line Items]
Revenues	1,392	1,268	1,112
Identifiable operating expenses	659	586	496
Allocated expenses	292	274	257
Segment profit	441	408	359
Operating Segments | Financial Services
Disclosure of Operating Segments [Line Items]
Revenues	2,891	2,765	2,590
Identifiable operating expenses	1,470	1,382	1,248
Allocated expenses	613	607	606
Segment profit	808	776	736
Operating Segments | Manufacturing
Disclosure of Operating Segments [Line Items]
Revenues	1,194	1,119	1,047
Identifiable operating expenses	641	584	555
Allocated expenses	271	259	257
Segment profit	282	276	235
Operating Segments | Energy & Utilities, Communication and Services
Disclosure of Operating Segments [Line Items]
Revenues	2,599	2,300	2,061
Identifiable operating expenses	1,305	1,107	944
Allocated expenses	589	532	505
Segment profit	705	661	612
Operating Segments | Retail, Consumer Packaged Goods and Logistics
Disclosure of Operating Segments [Line Items]
Revenues	1,722	1,673	1,556
Identifiable operating expenses	828	802	742
Allocated expenses	390	387	381
Segment profit	504	484	433
Operating Segments | Life Sciences, Healthcare and Insurance
Disclosure of Operating Segments [Line Items]
Revenues	1,438	1,258	1,231
Identifiable operating expenses	713	623	585
Allocated expenses	326	291	302
Segment profit	399	344	344
Operating Segments | Hi-Tech
Disclosure of Operating Segments [Line Items]
Revenues	784	763	756
Identifiable operating expenses	416	396	371
Allocated expenses	178	177	185
Segment profit	$ 190	$ 190	$ 200